COMMITMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of Commitments [abstract]
COMMITMENTS	COMMITMENTS
The Group has certain contractual commitments to purchase slag valid until 2027. The estimate of future cash flows is approximately Ps. 9,084,177 thousand per year. Additionally, it has commitments to purchase granite stone up to 2035 for an annual average of Ps. 149.4 million.
In the ordinary course of business, to ensure the supply of key inputs, the Group has entered into contracts for the supply of gas, assuming payment commitments for a total amount of approximately Ps. 41,420 millions, of which Ps. 30,538 millions is payable during fiscal year 2026, Ps. 10,667 millions during fiscal year 2027 and Ps. 215 million during fiscal year 2028.
In addition, the Group has entered into power supply agreements with certain suppliers for a total amount of Ps. 141,142 millions, of which Ps. 24,211 millions is payable during fiscal year 2026, Ps. 24,542 millions is payable during fiscal year 2027 and 2028, respectively, Ps. 11,927 millions during fiscal year 2029, and Ps. 55,921 millions from 2030.